COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Rental commitments
Rental commitments, principally for real estate (exclusive of taxes, insurance and maintenance), automobiles and office equipment are as follows:

(in thousands)

2015	$34,583
2016	26,246
2017	19,418
2018	15,047
2019	11,256
2020 and thereafter	10,755
$117,305